UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934

For the distribution period from March 1, 2008 to March 31, 2008

Commission File Number of issuing entity: 333-131356-05

USAA Auto Owner Trust 2007-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-122759

USAA Acceptance, LLC

(Exact name of depositor as specified in its charter)

USAA Federal Savings Bank

(Exact name of sponsor as specified in its charter)

Delaware	26-6040820

(State or other jurisdiction of incorporation or organization of the depositor)	(I.R.S. Employer Identification No.)

One Rodney Square 920 King Street, 1st Floor Wilmington, Delaware	19801

(Address of principal executive offices of the depositor)	(Zip Code)

(302) 888-7536

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

A-1	☐	☐	☒	____________
A-2	☐	☐	☒	____________
A-3	☐	☐	☒	____________
A-4	☐	☐	☒	____________
B	☐	☐	☒	____________

Indicate by check mark if the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days.

Yes ☐          No ☒

2

Part I – Distribution Information

Item 1.	Distribution and Pool Performance Information.

          The description of the distribution and pool performance for the distribution period from March 1, 2008 to March 31, 2008 is provided monthly statement attached as Exhibit 99.1 to this Form 10-D.

          Distributions are made by the Trustee (on behalf of the issuing entity) to Noteholders pursuant to the Indenture, dated as of October 4, 2007, between USAA Auto Owner Trust 2007-2, as issuer (the “Trust”) and The Bank of New York, as indenture trustee (the “Indenture Trustee”) and the Sale and Servicing Agreement, dated as of October 4, 2007, between the Trust, USAA Acceptance, LLC, as depositor, USAA Federal Savings Bank, as seller and servicer and the Trust. Capitalized terms used but not defined in this report on Form 10-D (including the Monthly Statement to Noteholders attached hereto as Exhibit 99.1) are used as defined in the Indenture and the Sale and Servicing Agreement filed on Form 8-K with the Securities and Exchange Commission.

          See the Indenture, the Sale and Servicing Agreement and the Prospectus Supplement dated September 24, 2007 filed with the Commission on September 26, 2007 pursuant to Rule 424(b)(5) of the Securities Act for a description of transaction parties, calculation formulas, allocations and purposes of the distribution and pool performance information in Exhibit 99.1.

Part II – Other Information

Item 3.	Sales of Securities and Use of Proceeds.

          On October 4, 2007, the Trust transferred in a private placement in reliance on Section 4(2) of the Securities Act, a trust certificate evidencing a 100% beneficial interest in the Trust to the Depositor as partial consideration for the transfers of the receivables to the trust on that day.

Item 9.	Exhibits.

Exhibit No.	Description

99.1	Monthly Statement furnished to Certificateholders

3

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer has duly caused this report to be signed on behalf of the Issuing Entity by the undersigned hereunto duly authorized.

USAA FEDERAL SAVINGS BANK

	By:	/s/ MICHAEL J. BROKER

Name: Michael J. Broker
Title: Vice President
Dated: April 22, 2008

Exhibit Index

Exhibit

99.1	Monthly Statement to Noteholders

USAA Auto Owner Trust 2007-2
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report
Collection Period #	7

Determination Date	4/13/2008
Record Date	4/14/2008
Collection Period # End Date	3/31/2008
Payment Date	4/15/2008
Acceleration Event (1=yes; 0=no)?	0

I.	Available Collections
	A.	Credits
		1.	Scheduled Payments from Obligors Applied to Collection Period
			a.	Scheduled Principal Payments	$24,659,769.34
			b.	Scheduled Interest Payments	$5,513,879.72

			c.	Total Scheduled Payments (a+b)	$30,173,649.06
		2.	Prepayment Activity
			a.	Principal Collections	$24,066,812.71
			b.	Interest Collections	$70,240.59

			c.	Total (a+b)	$24,137,053.30
		3.	Repurchase Amount From Repurchased Receivable
			a.	Principal Payments	$—
			b.	Interest Payments	$—

			c.	Total (a+b)	$—
		4.	Recovery of Defaulted Receivable
			a.	Principal Recovery Amount	$49,733.73
			b.	Principal Balance of Defaulted Receivable	$233,353.29

			c.	Net Principal loss (Realized Loss)	$183,619.56
		5.	Available Collections
			a.	Available Principal Collections	$48,776,315.78
			b.	Available Interest Collections	$5,601,670.11
			c.	Interest Advance by Servicer	$17,549.80
			d.	Reimbursement of Advance	$18,204.44

			e.	Available Collections (a+b-d)	$54,359,781.45

II.	Available Funds
	A.	Available Collections			$54,359,781.45
	B.	Reserve Fund Excess Amount			$521,108.77
	C.	Required Yield Supplement Account Draw Amount			N/A

	D.	Available Funds			$54,880,890.22

III.	Available Funds
	A.	Available Funds			$54,880,890.22
	B.	Reserve Fund Draw Amount (Total Required Payments minus Available Funds)			$—

	C.	Available Funds (a+b)			$54,880,890.22

IV.	Investment Income
	A.	Investment Income on Collection Account (as of month end)			$156,318.23

V.	Receivable Pool & Note Balance
	A.	Original Principal Pool Balance			$1,341,749,843
	B.	Principal Pool Balance as of the Beginning of the Collection Period			$1,074,552,049
	C.	Principal Pool Balance as of the End of the Collection Period			$1,025,604,076
	D.	Aggregate Note Balance as of the End of the prior Payment Date			$1,074,552,049
	E.	Aggregate Note Balance as of the End of the related Payment Date			$1,025,604,076
	F.	Aggregate Class A Notes Balance as of the End of the prior Payment Date			$1,037,652,207
	G.	Aggregate Class A Notes Balance as of the End of the related Payment Date			$988,704,234
	H.	Class B Notes Balance as of the End of the prior Payment Date			$36,899,842
	I.	Class B Notes Balance as of the End of the related Payment Date			$36,899,842

VI.	Class A and Class B Principal Balances For the Collection Period
	A.	Principal Balance
		1.	Class A-1 Beginning Balance		$80,802,207
		2.	Class A-1 Ending Balance		$31,854,234
		3.	Class A-2 Beginning Balance		$298,000,000
		4.	Class A-2 Ending Balance		$298,000,000
		5.	Class A-3 Beginning Balance		$436,000,000
		6.	Class A-3 Ending Balance		$436,000,000
		7.	Class A-4 Beginning Balance		$222,850,000
		8.	Class A-4 Ending Balance		$222,850,000
		9.	Class B Beginning Balance		$36,899,842
		10.	Class B Ending Balance		$36,899,842

USAA Auto Owner Trust 2007-2
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report
Collection Period #	7

Determination Date	4/13/2008
Record Date	4/14/2008
Collection Period # End Date	3/31/2008
Payment Date	4/15/2008

VII.	Reserve Account Balance For the Collection Period
	A.	Initial Reserve Account Deposit		$10,063,123.82
	B.	Beginning Reserve Account Balance		$10,745,520.49
	C.	Investment Income on Reserve Account Balance (as of month end)		$31,629.04
	D.	Reserve Account Excess Amount		$521,108.77
	E.	Reserve Fund Draw Amount		$—
	F.	Withdrawal from Reserve Account to reimburse Servicer Advance on Defaulted loans		$—
	G.	Maximum Reserve Amount Available for Draw		$10,256,040.76
	H.	Ending Reserve Account Balance		$10,256,040.76

VIII.	Yield Supplement Account for the Collection Period			N/A
	A.	Initial Yield Supplement Amount		N/A
	B.	Required Yield Supplement Amount as of the End of the Prior Collection Period		N/A
	C.	Required Yield Supplement Amount as of the End of the Related Collection Period		N/A
	D.	Investment Income on Yield Supplement Amount		N/A
	E.	Required Yield Supplement Account Draw Amount		N/A
	F.	Ending Yield Supplement Amount		N/A

IX.	Summary of Cash Disbursements
	A.	Investment Income on Collection Account (as of Month End) to Servicer		$156,318.23
	B.	Available Funds		$54,880,890.22
	C.	Reimbursement of Advance by Servicer		$18,204.44
	D.	Reimbursement of Servicer Advances on Defaulted Loans from Reserve Account		$—
	E.	Payment of Servicing Fee		$447,730.02
	F.	Interest paid to Class A Notes
		1.	Class A-1 Notes	$341,636.17
		2.	Class A-2 Notes	$1,251,600.00
		3.	Class A-3 Notes	$1,780,333.33
		4.	Class A-4 Notes	$941,541.25

		5.	Total	$4,315,110.75
	G.	First Priority Principal Payment Amount		$12,048,130.74
	H.	Interest paid to Class B Notes		$183,576.71
	I.	Principal paid to Class A Notes Including First Priority Principle Amounts
		1.	Class A-1 Notes	$48,947,972.74
		2.	Class A-2 Notes	$—
		3.	Class A-3 Notes	$—
		4.	Class A-4 Notes	$—

		5.	Total	$48,947,972.74
	J.	Principal paid to Class B Notes		$—
	K.	Deposit from Remaining Available Funds to fund Reserve Account		$—
	L.	Remaining Available Funds Released to Certificate Distribution Account		$986,500.00

X.	Scheduled Monthly Interest Distribution
	A.	Available Funds		$54,880,890.22
	B.	Reimbursement of Servicer Advance
		1.	Prior Advance Outstanding	$28,436.37
		2.	Reimbursement of Prior Advance Outstanding on Defaulted Loans	$4,626.44
		3.	Reimbursement of Prior Advance Outstanding on Delinquent Loans (Obligor Payments)	$13,578.00
		4.	Total Unreimbursed Advance Outstanding (incl. current Interest Advance)	$27,781.73
		5.	Reimbursement of Prior Advance Outstanding on Defaulted loans from Reserve Account	$—
		6.	Total Reimbursement of Advances paid	$18,204.44
		7.	Current Interest Advance by Servicer	$17,549.80

	C.	Available Funds		$54,880,890.22

	D.	Servicing Fee
		1.	Current Servicing Fee Accrued	$447,730.02
		2.	Unpaid Servicing Fees From Prior Collection Periods	$—
		3.	Total Servicing Fee Due	$447,730.02
		4.	Payment of Servicing Fee from Available Funds	$447,730.02
		5.	Payment of Servicing Fee from Reserve Account Draw Amount	$—
		6.	This period unpaid Servicing Fee	$—

	E.	Total Servicing Fee paid		$447,730.02

	F.	Remaining Available Funds		$54,433,160.20

USAA Auto Owner Trust 2007-2
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report
Collection Period #	7

Determination Date	4/13/2008
Record Date	4/14/2008
Collection Period # End Date	3/31/2008
Payment Date	4/15/2008

G.	Class A Accrued Note Interest
	1.	Class A-1 Interest Rate		5.24862%
		a.	Class A-1 Accrual Days	29
	2.	Class A-1 Monthly Interest		$341,636.17
	3.	Class A-1 Interest Carryover Shortfall		$—
	4.	Class A-1 Interest on Interest Carryover Shortfall		$—
	5.	Class A-1 Accrued Note Interest		$341,636.17
	6.	Payment of Class A-1 Accrued Note Interest from Available Funds		$341,636.17
	7.	Payment of Class A-1 Accrued Note Interest from Reserve Account Draw Amount		$—
	8.	This period Class A-1 Interest Carryover Shortfall		$—

	1.	Class A-2 Interest Rate		5.04%
		a.	Class A-2 Accrual Days	30
	2.	Class A-2 Monthly Interest		$1,251,600.00
	3.	Class A-2 Interest Carryover Shortfall		$—
	4.	Class A-2 Interest on Interest Carryover Shortfall		$—
	5.	Class A-2 Interest Distributable Amount		$1,251,600.00
	6.	Payment of Class A-2 Accrued Note Interest from Available Funds		$1,251,600.00
	7.	Payment of Class A-2 Accrued Note Interest from Reserve Account Draw Amount		$—
	8.	This period Class A-2 Interest Carryover Shortfall		$—

	1.	Class A-3 Interest Rate		4.90%
		a.	Class A-3 Accrual Days	30
	2.	Class A-3 Monthly Interest		$1,780,333.33
	3.	Class A-3 Interest Carryover Shortfall		$—
	4.	Class A-3 Interest on Interest Carryover Shortfall		$—
	5.	Class A-3 Accrued Note Interest		$1,780,333.33
	6.	Payment of Class A-3 Accrued Note Interest from Available Funds		$1,780,333.33
	7.	Payment of Class A-3 Accrued Note Interest from Reserve Account Draw Amount		$—
	8.	This period Class A-3 Interest Carryover Shortfall		$—

	1.	Class A-4 Interest Rate		5.07%
		a.	Class A-4 Accrual Days	30
	2.	Class A-4 Monthly Interest		$941,541.25
	3.	Class A-4 Interest Carryover Shortfall		$—
	4.	Class A-4 Interest on Interest Carryover Shortfall		$—
	5.	Class A-4 Accrued Note Interest		$941,541.25
	6.	Payment of Class A-4 Accrued Note Interest from Available Funds		$941,541.25
	7.	Payment of Class A-4 Accrued Note Interest from Reserve Account Draw Amount		$—
	8.	This period Class A-4 Interest Carryover Shortfall		$—

	1.	Total Class A Accrued Note Interest		$4,315,110.75
	2.	Payment of Class A Accrued Note Interest from Available Funds		$4,315,110.75
	3.	Payment of Class A Accrued Note Interest from Reserve Account Draw Amount		$—
	4.	This period Class A Interest Carryover Shortfall		$—

H.	Total Interest paid to Class A Notes			$4,315,110.75

I.	Remaining Available Funds			$50,118,049.45

J.	First Priority Principal Amount
	1.	Principal Pool Balance as of the End of the Collection Period		$1,025,604,076.14
	2.	Aggregate Class A Note Balances prior to Payment Date		$1,037,652,206.88
	3.	First Priority Principal Payment Amount Payable		$12,048,130.74
	4.	First Priority Principal Payment Amount From Available Funds		$12,048,130.74
	5.	Payment of First Priority Principal Payment Amount From Reserve Account Draw Amount		$—
	6.	Aggregate First Priority Principal Payment Amount		$12,048,130.74

K.	Remaining Available Funds			$38,069,918.71

USAA Auto Owner Trust 2007-2
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report
Collection Period #	7

Determination Date	4/13/2008
Record Date	4/14/2008
Collection Period # End Date	3/31/2008
Payment Date	4/15/2008

	L.	Class B Accrued Interest
		1.	Class B Interest Rate		5.97%
			a.	Class B Accrual Days	30
		2.	Class B Monthly Interest		$183,576.71
		3.	Class B Interest Carryover Shortfall		$—
		4.	Class B Interest on Interest Carryover Shortfall		$—
		5.	Class B Accrued Interest		$183,576.71

		6.	Payment of Class B Accrued Interest from Available Funds		$183,576.71
		7.	Payment of Class B Accrued Interest from Reserve Account Draw Amount		$—
		8.	This period Class B Interest Carryover Shortfall		$—

	M.	Total Interest paid to Class B Notes			$183,576.71

	N.	Remaining Available Funds			$37,886,342.00

XI.	Scheduled Monthly Principal Distributions
	A.	Remaining Available Funds			$37,886,342.00

	B.	Class A Principal Distribution Amount
		1.	Beginning Class A-1 Principal Balance		$80,802,206.88
		2.	Class A-1 Monthly Principal		$48,947,972.74
		3.	Class A-1 Principal Distribution Amount		$48,947,972.74
		4.	Payment of Class A-1 Principal Distribution Amount As First Priority Principal Payment Account		$12,048,130.74
		5.	Payment of Class A-1 Principal Distribution Amount from Available Funds		$36,899,842.00
		6.	Payment of Class A-1 Principal Distribution Amount from Reserve Account Draw Amount		$—
		7.	Ending Class A-1 Principal Balance		$31,854,234.14
		Total Principal paid to Class A-1 Notes			$48,947,972.74

		1.	Beginning Class A-2 Principal Balance		$298,000,000.00
		2.	Class A-2 Monthly Principal		$—
		3.	Class A-2 Principal Distribution Amount		$—
		4.	Payment of Class A-2 Principal Distribution Amount As First Priority Principal Payment Account		$—

		5.	Payment of Class A-2 Principal Distribution Amount from Available Funds		$—
		6.	Payment of Class A-2 Principal Distribution Amount from Reserve Account Draw Amount		$—
		7.	Ending Class A-2 Principal Balance		$298,000,000.00
		Total Principal paid to Class A-2 Notes			$—

		1.	Beginning Class A-3 Principal Balance		$436,000,000.00
		2.	Class A-3 Monthly Principal		$—
		3.	Class A-3 Principal Distribution Amount		$—
		4.	Payment of Class A-3 Principal Distribution Amount As First Priority Principal Payment Account		$—
		5.	Payment of Class A-3 Principal Distribution Amount from Available Funds		$—
		6.	Payment of Class A-3 Principal Distribution Amount from Reserve Account Draw Amount		$—
		7.	Ending Class A-3 Principal Balance		$436,000,000.00
		Total Principal paid to Class A-3 Notes			$—

		1.	Beginning Class A-4 Principal Balance		$222,850,000.00
		2.	Class A-4 Monthly Principal		$—
		3.	Class A-4 Principal Distribution Amount		$—
		4.	Payment of Class A-4 Principal Distribution Amount As First Priority Principal Payment Account		$—
		5.	Payment of Class A-4 Principal Distribution Amount from Available Funds		$—
		6.	Payment of Class A-4 Principal Distribution Amount from Reserve Account Draw Amount		$—
		7.	Ending Class A-4 Principal Balance		$222,850,000.00
		Total Principal paid to Class A-4 Notes			$—

		1.	Total Class A Principal Distribution Amount		$48,947,972.74

		2.	Payment of Class A Principal Distribution Amount from Available Funds		$36,899,842.00
		3.	Payment of Class A Principal Distribution Amount As First Priority Principal Payment Account		$12,048,130.74
		4.	Payment of Class A Principal Distribution Amount from Reserve Account Draw Amount		$—

	C.	Total Principal paid to Class A Noteholders			$48,947,972.74

USAA Auto Owner Trust 2007-2
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report
Collection Period #	7

Determination Date	4/13/2008
Record Date	4/14/2008
Collection Period # End Date	3/31/2008
Payment Date	4/15/2008

D.	Remaining Available Funds	$986,500.00

USAA Auto Owner Trust 2007-2
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report
Collection Period #					7

Determination Date					4/13/2008
Record Date					4/14/2008
Collection Period # End Date					3/31/2008
Payment Date					4/15/2008

	E.	Class B Principal Distribution Amount
		1.	Beginning Class B Principal Balance		$36,899,842.00
		2.	Class B Monthly Principal		$—
		3.	Total Class B Principal Distribution Amount		$—

		4.	Payment of Class B Principal Distribution Amount from Available Funds		$—
		5.	Payment of Class B Principal Distribution Amount from Reserve Account Draw Amount		$—
		6.	Ending Class B Principal Balance		$36,899,842.00
		Total Principal paid to Class B Notes			$—

	F.	Total Principal paid to Class B Notes			$—

	G.	Remaining Available Funds			$986,500.00

XII.	Required Reserve Account Amount for Next Distribution Date
	A.	Reserve Account Required Amount.
		1.	Floor Amount = 0.50% of Initial Pool Balance, unless Performance Triggers Hit, then 0.25%		$6,708,749.21
		2.	Target Amount = 1.00% of Current (Ending) Pool Balance		$10,256,040.76
		3.	Required Reserve Account Amount =min((Max: 1. or 2.), Class A + Class B)		$10,256,040.76
		4.	Required Reserve Deposit Amount		$—
		5.	Reserve Account Excess Amount		$521,108.77

	B.	Remaining Available Funds			$986,500.00

	C.	Reserve Account Activity
		1.	Beginning Reserve Account Balance		$10,745,520.49
		2.	Investment Income on Reserve Account Balance (as of month end)		$31,629.04
		3.	Withdrawal from Reserve Account to reimburse Servicer Advance on Defaulted loans		$—
		4.	Withdrawal from Reserve Account to pay Servicing Fee		$—
		5.	Withdrawal from Reserve Account to pay Class A Interest		$—
			a.	Class A-1	$—
			b.	Class A-2	$—
			c.	Class A-3	$—
			d.	Class A-4	$—
			e.	Total	$—
		6.	Withdrawal from Reserve Account to pay First Priority Note Principal		$—
		7.	Withdrawal from Reserve Account to pay Class B Interest		$—
		8.	Withdrawal from Reserve Account to pay Remaining Class A Principal		$—
			a.	Class A-1	$—
			b.	Class A-2	$—
			c.	Class A-3	$—
			d.	Class A-4	$—
			e.	Total	$—
		9.	Withdrawal from Reserve Account to pay Class B Principal		$—
		10.	Deposit from Remaining Available Funds to fund Reserve Account (up to Required Amount)		$—
		11.	Reserve Account Excess Amount		$521,108.77
		12.	Ending Reserve Account Balance		$10,256,040.76

USAA Auto Owner Trust 2007-2
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report
Collection Period #				7

Determination Date				4/13/2008
Record Date				4/14/2008
Collection Period # End Date				3/31/2008
Payment Date				4/15/2008

XIII.	Delinquency and Default Information
	A.	Receivables Delinquency Information
		Delinquency

		31-60 days		$1,495,527
		61-90 days		$681,256
		91-120 days		$172,104

		Total		$2,348,888

		Delinquency		Units

		31-60 days		$101
		61-90 days		$40
		91-120 days		$12

		Total		$153

		Outstanding Principal Balance for Delinquency >=60 days		$853,360.37
		Outstanding Principal Balance for Delinquency >=90 days		$172,104.06
		Pool Principal Ending Balance for Collection Period		$1,025,604,076.14
		Delinquency Percentage >=90 days		0.02%
		Delinquency Percentage >=60 days		0.08%
		3-Mo Average Delinquency Percentage >=60 days		0.07%

	B.	Receivables Default Information
		Principal Recoveries of Defaulted Receivable		$49,733.73
		Principal Balance of Defaulted Receivable		$233,353.29
		Average Pool Balance for Collection Period		$1,050,078,062.51
		Net Loss Ratio (Based on initial Cut-Off Date balance)		0.01%
		Cumulative Net Loss Ratio Test (Based on initial Cut-Off Date balance)		0.06%

		Month 24 or Month 30 Reserve Step Down Trigger - Delinquency		NO
		Month 24 or Month 30 Reserve Step Down Trigger - Cumulative Losses		NO
		Month 24 or Month 30 Reserve Step Down Trigger - Yes or No		NO

			Weighted Average Coupon	6.55%
			Weighted Average Remaining Maturity	49.24

			$1,091,076,000.00 USAA Auto Owner Trust 2007-2, Class A
			$36,651,706.00 USAA Auto Owner Trust 2007-2, Class B
			MONTHLY SERVICER REPORT

XIV.	(Reserved)

XV.	(Reserved)

#N/A

were paid to you by the paying agent on behalf of The Bank of New York, in its capacity as Indenture Trustee for the above referenced issue. The following information is being provided pursuant to Section 4.9 of the Sale and Servicing Agreement, dated as of September 24, 2007. This payment per dollar of current outstandings of your holdings is allocated as follows:

XVI.	Interest and Principal Paid for Current Month
	A.	Class A-1 Principal Payment		$48,947,972.74
		1.	Principal Factor	0.605775196
		2.	Class A-1 Outstanding Principal Balance	$31,854,234.14
	B.	Class A-2 Principal		$—
		1.	Principal Factor	0
		2.	Class A-2 Outstanding Principal Balance	$298,000,000.00
	C.	Class A-3 Principal		$—
		1.	Principal Factor	0
		2.	Class A-3 Outstanding Principal Balance	$436,000,000.00
	D.	Class A-4 Principal		$—
		1.	Principal Factor	0
		2.	Class A-4 Outstanding Principal Balance	$222,850,000.00

	E.	Class A-1 Interest		$341,636.17

USAA Auto Owner Trust 2007-2
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report
Collection Period #				7

Determination Date				4/13/2008
Record Date				4/14/2008
Collection Period # End Date				3/31/2008
Payment Date				4/15/2008

	1.	Interest Factor		0.004228055
F.	Class A-2 Interest			$1,251,600.00
	1.	Interest Factor		0.0042
G.	Class A-3 Interest			$1,780,333.33
	1.	Interest Factor		0.004083333
H.	Class A-4 Interest			$941,541.25
	1.	Interest Factor		0.004225

I.	Class B Principal			$—
	1.	Principal Factor		0.0000000
	2.	Class B Outstanding Principal Balance		$36,899,842.00

J.	Class B Interest			$183,576.71
	1.	Interest Factor		0.004975

K.	Fees and Compensation paid to Servicer			$447,730.02

L.	Interest Advance Amount			$17,549.80
M.	Aggregate Unreimbursed Advances
	This Month			$27,781.73
	Previous Month			$28,436.37

	Change From Previous Month			$(654.64)

N.	Pool Balance after this payment			$1,025,604,076.14
O.	Pool Factor after this payment			0.764378011

P.	Reserve Account Activity
	1.	Beginning Reserve Account Balance		$10,745,520.49
	2.	Investment Income on Reserve Account Balance (as of month end)		$31,629.04
	3.	Withdrawal from Reserve Account to reimburse Servicer Advance on Defaulted loans		$—
	4.	Withdrawal from Reserve Account to pay Servicing Fee		$—
	5.	Withdrawal from Reserve Account to pay Class A Interest		$—
		a.	Class A-1	$—
		b.	Class A-2	$—
		c.	Class A-3	$—
		d.	Class A-4	$—
		e.	Total	$—
	6.	Withdrawal from Reserve Account to pay First Priority Note Principal		$—
	7.	Withdrawal from Reserve Account to pay Class B Interest		$—
	8.	Withdrawal from Reserve Account to pay Remaining Class A Principal		$—
		a.	Class A-1	$—
		b.	Class A-2	$—
		c.	Class A-3	$—
		d.	Class A-4	$—
		e.	Total	$—
	9.	Withdrawal from Reserve Account to pay Class B Principal		$—

	10.	Deposit from Remaining Available Funds to fund Reserve Account (up to Required Amount)		$—
	11.	Reserve Account Excess Amount		$521,108.77
	12.	Ending Reserve Account Balance		$10,256,040.76
	13.	Percent of Pool Balance		1.00%
	14.	Required Reserve Amount		$10,256,040.76

Q.	Aggregate Principal Balance Designated as Defaulted Receivable in current collection Period			$233,353.29
	1.	Aggregate Gross Realized Losses		$233,353.29
	2.	Aggregate Net Realized Losses		$183,619.56